6. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Tables)	6 Months Ended
Jun. 30, 2013
Leases [Abstract]
Components of the net investment in direct financing and sales-type leases
	June 30,	December 31,
	2013	2012
	(unaudited)

Minimum lease payments receivable	$273,501	$261,652
Less: Allowance for doubtful accounts	(249)	(296)
Net minimum lease payments receivable	273,252	261,356
Less: unearned interest income	(24,379)	(26,404)

Net investment in direct financing and sales-type leases	248,873	234,952
Less: Current maturities of net investment in direct financing and sales-type leases	(179,601)	(196,213)

Net investment in direct financing and sales-type leases, net of current maturities	$69,272	$38,739

Summary of Future minimum lease payments

At June 30, 2013, future minimum lease payments are as follows:

	Years Ending December 31,
	2013	2014	2015	Total

Net minimum lease payments receivable	$122,886	$125,468	$24,898	$273,252
Less: unearned interest income	(13,911)	(9,759)	(709)	(24,379)
Net investment in direct financing and sales-type leases	$108,975	$115,709	$24,189	$248,873